Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Mar. 30, 2021	Jul. 31, 2020	Jul. 31, 2019	Feb. 01, 2019	Jul. 31, 2018	Dec. 04, 2017	Jul. 31, 2017	Jul. 31, 2016	Jul. 18, 2016	Jul. 31, 2015
C000133119
Account Value [Line Items]
Line Graph and Table Measure Name	ARK Genomic Revolution ETF
Account Value	$ 11,376	$ 12,847	$ 18,088	$ 17,482	$ 39,978		$ 25,225	$ 15,726		$ 13,119		$ 9,805	$ 8,263		$ 10,000
C000133120
Account Value [Line Items]
Line Graph and Table Measure Name	ARK Autonomous Technology & Robotics ETF
Account Value	$ 53,504	31,170	32,420	30,921	44,348		28,555	17,911		18,400		15,351	10,770		10,000
C000133121
Account Value [Line Items]
Line Graph and Table Measure Name	ARK Innovation ETF
Account Value	$ 38,565	23,329	25,850	23,141	60,966		40,203	24,100		21,489		14,103	9,828		10,000
C000133122
Account Value [Line Items]
Line Graph and Table Measure Name	ARK Next Generation Internet ETF
Account Value	$ 82,129	40,686	34,918	28,332	74,448		49,610	26,093		24,276		15,896	10,444		10,000
C000209702
Account Value [Line Items]
Line Graph and Table Measure Name	ARK Fintech Innovation ETF
Account Value	$ 27,259	13,843	12,275	9,098	25,746		18,314	11,421	$ 10,000
C000226276
Account Value [Line Items]
Line Graph and Table Measure Name	ARK Space Exploration & Innovation ETF
Account Value	$ 13,065	7,643	7,785	7,466	10,177	$ 10,000
C000164426
Account Value [Line Items]
Line Graph and Table Measure Name	The 3D Printing ETF
Account Value	$ 11,217	10,647	12,603	11,934	19,607		11,482	11,351		12,371		12,760	10,015	$ 10,000
C000164427
Account Value [Line Items]
Line Graph and Table Measure Name	ARK Israel Innovative Technology ETF
Account Value	$ 14,563	10,591	10,614	10,233	15,937		13,165	10,591		10,427	$ 10,000
Nasdaq Healthcare Index
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq Healthcare Index
Account Value	$ 11,582	12,446	11,346	10,529	15,158		12,356	9,656		10,126		8,901	8,040		10,000
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 27,396	23,675	20,007	17,630	19,409		14,369	13,400		12,932		11,559	9,954		10,000
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 27,396	23,675	20,007	17,630	19,409		14,369	13,400		12,932		11,559	9,954		10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	30,936	25,327	22,410	23,500		17,223	15,384		14,246		12,256	10,561		10,000
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 22,287	19,260	16,276	14,342	15,789		11,689	10,901	10,000
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 15,518	13,411	11,333	9,986	10,994	10,000
Total 3D-Printing Index
Account Value [Line Items]
Line Graph and Table Measure Name	Total 3D-Printing Index
Account Value	$ 11,812	11,190	13,154	12,554	20,433		11,963	11,717		12,653		12,977	10,022	10,000
ARK Israeli Innovation Index
Account Value [Line Items]
Line Graph and Table Measure Name	ARK Israeli Innovation Index
Account Value	$ 15,706	11,264	11,227	10,852	16,662		13,514	10,600		10,420	10,000
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 27,396	23,675	20,007	17,630	19,409		14,369	13,400		12,932		11,559	9,954		10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	30,936	25,327	22,410	23,500		17,223	15,384		14,246		12,256	10,561		10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	30,936	25,327	22,410	23,500		17,223	15,384		14,246		12,256	10,561		10,000
Nasdaq Industrials Index
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq Industrials Index
Account Value	$ 28,813	24,050	22,483	21,692	25,606		19,797	15,537		14,612		12,243	10,291		10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,989	30,936	25,327	22,410	23,500		17,223	15,384		14,246		12,256	10,561		10,000
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 27,396	23,675	20,007	17,630	19,409		14,369	13,400		12,932		11,559	9,954		$ 10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 26,016	22,363	18,308	16,200	16,988		12,450	11,121	$ 10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 17,081	14,683	12,021	10,636	11,154	$ 10,000
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 27,818	24,040	20,315	17,901	19,707		14,590	13,606		13,131		11,736	10,107	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,193	29,392	24,063	21,292	22,328		16,364	14,616		13,535		$ 11,644	$ 10,034	$ 10,000
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 22,316	19,285	16,297	14,361	15,810		11,705	10,915		10,534	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 27,278	$ 23,448	$ 19,196	$ 16,986	$ 17,812		$ 13,054	$ 11,660		$ 10,798	$ 10,000